Interests in associates - Reconciliation to carrying amounts (Net assets) (Details) - EUR (€) € in Thousands				12 Months Ended
	May 22, 2024	May 22, 2023	May 17, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interests in associates
Profit for the period				€ 740,870	€ 732,458	€ 894,325
Other comprehensive income				715,902	(630,011)	1,049,002
Dividends paid	€ (349,162)	€ (328,623)	€ (395,556)	(349,162)	(328,623)	(395,556)
Carrying amount				620,831	642,928
Vifor Fresenius Medical Care Renal Pharma Ltd.
Interests in associates
Opening balance net assets January 1,				893,505	1,200,525
Profit for the period				290,766	235,186
Other comprehensive income				(116,914)	(26,489)
Dividends paid				(205,301)	(467,500)
Foreign currency translation				56,279	(48,217)
Closing balance net assets December 31,				918,335	893,505	€ 1,200,525
Company's share in net assets				413,251	402,077
Other reconciling items				219,166	268,240
Eliminations				(51,444)	(68,984)
Carrying amount				€ 580,973	€ 601,333